Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Carrying Amount of Goodwill by Operating Segments

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2011	¥15,187	¥6,568	¥125	¥21,880
Foreign currency translation adjustment	(5)	—	—	(5)

Balance at March 31, 2012	¥15,182	¥6,568	¥125	¥21,875
Foreign currency translation adjustment	59	—	—	59

Balance at March 31, 2013	¥15,241	¥6,568	¥125	¥21,934

Intangible Assets Acquired in Connection with Acquisitions of Subsidiaries

Identifiable intangible assets at March 31, 2012 and 2013 primarily representing intangible assets acquired in connection with acquisitions of subsidiaries consisted of the following:

	Millions of Yen
	2012	2013
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582
Customer relationships	418	418
Patents	1,418	1,418
Trademarks	355	355
Distribution and merchandising rights	—	985
Others	—	95
Less-Accumulated amortization	(1,091)	(1,274)

Net amortized identifiable intangible assets	2,682	3,579

Identifiable intangible assets with an indefinite life:
Trademarks	31,653	31,653
Gaming licenses	308	353
Memberships	6,640	6,640

Total unamortized identifiable intangible assets	38,601	38,646

Total identifiable intangible assets	¥41,283	¥42,225

Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2014	¥457
2015	444
2016	377
2017	367
2018	367